Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - Common Stock [Member] - USD ($)	3 Months Ended						12 Months Ended
	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Class A
Numerator:
Net income (loss)							$ 5,889,800
Denominator:
Weighted Average Ordinary Shares							10,668,603
Basic net income (loss) per ordinary shares							$ 0.55
Class B
Numerator:
Net income (loss)							$ 2,724,802	$ (8,687)
Denominator:
Weighted Average Ordinary Shares							4,935,622	2,850,155
Basic net income (loss) per ordinary shares							$ 0.55	$ 0